4 Segment information (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
External costumer		R$ 750,630
Inter-segment
Net revenue		750,630	R$ 333,935	R$ 216,008
Cost of services		(308,853)	(168,052)	(124,065)
Gross profit		441,777	165,883	91,943
General and administrative expenses		(239,120)	(70,034)	(45,355)
Other income, net		2,594
Operating profit		205,251	96,448	49,343
Finance income		51,689	10,428	5,222
Finance expenses		(72,365)
Share of income of associate		2,362
Income before income taxes		186,937	98,722	50,979
Income taxes expense		(14,175)	(3,988)	(2,500)
Net income		172,762	R$ 94,734	R$ 48,479
Operating Segments [Member] | Business Unit One [Member
Disclosure of operating segments [line items]
External costumer		653,760
Inter-segment
Net revenue		653,760
Cost of services		(279,066)
Gross profit		374,694
Operating Segments [Member] | Business Unit Two [Member]
Disclosure of operating segments [line items]
External costumer		96,870
Inter-segment		3,880
Net revenue		100,750
Cost of services		(33,667)
Gross profit		67,083
Operating Segments [Member] | Total Reportable Segments [Member]
Disclosure of operating segments [line items]
External costumer		750,630
Inter-segment		3,880
Net revenue		754,510
Cost of services		(312,733)
Gross profit		441,777
Adjustments And Eliminations [Member]
Disclosure of operating segments [line items]
External costumer	[1]
Inter-segment	[1]	(3,880)
Net revenue	[1]	(3,880)
Cost of services	[1]	3,880
Gross profit	[1]

[1]	These eliminations are related to sale transactions from Medcel to other entities in Business Unit 1.